                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Deerfield Management Company
Address: 450 Lexington Avenue
         Suite 1450
         New York, New York  10017

Form 13F File Number: 28-5366

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Arnold H. Snider
Title:   President
Phone:   (212) 551-1600

Signature, Place, and Date of Signing:

     /s/ Arnold H. Snider    New York, New York     May 10, 1999
    ________________________ _____________________ ______________
     [Signature]                [City, State]        [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     56

Form 13F Information Table Value Total:     $651,130
                                            [thousands]


List of Other Included Managers:       None.


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]

                                                   Form 13F INFORMATION TABLE


    COLUMN 1           COLUMN 2    COLUMN 3       COLUMN 4      COLUMN 5       COLUMN 6        COLUMN 7            COLUMN 8
--------------------  -----------  ---------   -------------  -------------    -----------    ----------   ----------------------
                      TITLE                    FAIR MARKET    SHRS OR          INVESTMENT                      VOTING AUTHORITY
NAME OF ISSUER        OF CLASS     CUSIP       VALUE          PRN AMT          DISCRETION     MANAGERS     SOLE      SHARED  NONE
-------------------   ---------    ---------   ------------   --------------   -----------    ----------   --------  ------  ----

ADAC LABS               CS         005313200     6,131,250         450,000     Sole                         450,000
APRIA HEALTHCARE
  GROUP INCG            CS         037933108     8,906,250         750,000     Sole                         750,000
AMERICAN HOME
  PRODUCTS COR          CS         026609107    26,100,000         400,000     Sole                         400,000
BERGEN BRUNSWIG         CS         083739102    16,000,000         800,000     Sole                         800,000
BAUSCH & LOMB INC       CS         071707103    26,000,000         400,000     Sole                         400,000
BIORELIANCE             CS         090951104     1,332,500         205,000     Sole                         205,000
BARR LABS INC           CS         068306109     6,100,000         200,000     Sole                         200,000
BOSTON SCIENTIFIC       CS         101137107    29,453,125         725,000     Sole                         725,000
CARDINAL HEALTH INC     CS         14149Y108    33,000,000         500,000     Sole                         500,000
CEPHALON INC            CS         156708109     3,500,000         400,000     Sole                         400,000
COLLAGEN AESTHETIC      CS         194194106     3,359,375         250,000     Sole                         250,000
CENTOCOR                CS         152324101    22,162,500         600,000     Sole                         600,000
COVANCE INC             CS         222816100    15,037,500         600,000     Sole                         600,000
COUNSEL CORP            CS         22226R102     2,650,000         400,000     Sole                         400,000
C.R. BARD               CS         067383109    27,740,625         550,000     Sole                         550,000
CYGNUS                  CS         232564101     8,700,000       1,160,000     Sole                       1,160,000
DENTSPLY INTL INC.      CS         249030107     9,881,250         425,000     Sole                         425,000
DURA pHARMACEUTICAL
  INC                   CS         26632S109    12,006,250         850,000     Sole                         850,000
ENTREMED INC            CS         29382F103    11,084,288         524,700     Sole                         524,700
ENZON INC               CS         293904108     1,327,500          90,000     Sole                          90,000
ENDOSONICS CORP         CS         29264K108     1,950,000         300,000     Sole                         300,000
FISHER IMAGING CORP     CS         337719108       525,000         400,000     Sole                         400,000
FOREST LABS INC.        CS         345838106    36,643,750         650,000     Sole                         650,000
GUILFORD PHARMACEUTICAL CS         401829106     6,825,000         600,000     Sole                         600,000
GENETECH INC            CS         368710307     8,862,500         100,000     Sole                         100,000
GENSIA INC.             CS         372450106       196,875          70,000     Sole                          70,000
HEALTHSOUTH CORP        CS         421924101     5,187,500         500,000     Sole                         500,000
HEALTH SYSTEMS DESIGN   CS         421964107       470,000          80,000     Sole                          80,000
IMMUNEX                 CS         452528102    31,468,500         378,000     Sole                         378,000
INCYTE PHARMACEUTICALS  CS         45337c102   10,532,8130         525,000     Sole                         525,000
KENDLE INTL             CS         48880L107     6,037,500         300,000     Sole                         300,000
LIGAND PHARM            CS         53220K108     4,912,500         600,000     Sole                         600,000
MAXXIM MEDICAL          CS         57777G105     5,662,500         300,000     Sole                         300,000




MAGELLAN HEALTH
  SERVICES              CS         559079108       956,006         228,300     Sole                         228,300
MERCK & CO              CS         589331107    48,075,000         600,000     Sole                         600,000
NABI INC                CS         628716102     7,515,625       2,405,000     Sole                       2,405,000
NOVOSTE CORP            CS         67010C100    12,000,000         500,000     Sole                         500,000
NEOPATH INC             CS         640517108     2,400,000         600,000     Sole                         600,000
OWENS & MINOR INC       CS         690732102     4,050,000         400,000     Sole                         400,000
PERCLOSE INC.           CS         71361C107    18,600,000         600,000     Sole                         600,000
PHYCOR INC              CS         71940F100     7,018,125       1,477,500     Sole                       1,477,500
PAREXEL INTL CORP       CS         699462107     7,240,625         350,000     Sole                         350,000
QUORUM HEALTH GROUP     CS         749084109       750,000          75,000     Sole                          75,000
QLT PHOTOTHERAPEUTICS   CS         746927102    36,675,000         900,000     Sole                         900,000
QUEST DIAGNOSTICS       CS         74834L100     3,827,000         172,000     Sole                         172,000
RESPIRONICS INC.        CS         761230101     9,231,250         700,000     Sole                         700,000
ROBERTS PHARMACEUTICAL  CS         770491108    12,450,000         600,000     Sole                         600,000
SYNCOR INTL.            CS         87157J106     8,362,500         300,000     Sole                         300,000
SEROLOGICALS CORP       CS         817523103     6,103,125         450,000     Sole                         450,000
SHIRE PHARMACEUTICAL
  GROUP                 CS         82481R106     8,896,875         390,000     Sole                         390,000
SYNETIC INC.            CS         87160F109     2,346,750          42,000     Sole                          42,000
TEVA PHARMACEUTICAL
  GROUP                 CS         881624209    16,603,125         350,000     Sole                         350,000
TOTAL RENAL CARE        CS         89151S107    11,000,000       1,000,000     Sole                       1,000,000
WARNER LAMBERT
  COMPANY               CS         934488107    26,500,000         400,000     Sole                         400,000
WATSON PHARMACEUTICALS  CS         942683103     9,707,500         220,000     Sole                         220,000
ZONAGEN INC             CS         98975L108     1,075,000          50,000     Sole                          50,000
Total                                          651,130,356

[Repeat as necessary]






















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